LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.64%
Aerospace & Defense–0.93%
BWX Technologies, Inc.	9,616	$ 517,918
†Hexcel Corp.	10,575	628,895
Howmet Aerospace, Inc.	133,452	4,796,265
Huntington Ingalls Industries, Inc.	3,200	638,208
†TransDigm Group, Inc.	2,744	1,787,826
		8,369,112
Air Freight & Logistics–0.07%
Expeditors International of Washington, Inc.	5,800	598,328
		598,328
Airlines–0.27%
†Alaska Air Group, Inc.	22,657	1,314,333
†Southwest Airlines Co.	23,300	1,067,140
		2,381,473
Auto Components–0.06%
†Aptiv PLC	4,708	563,595
		563,595
Banks–0.27%
First Republic Bank	4,464	723,614
Signature Bank	3,181	933,592
†SVB Financial Group	1,308	731,761
		2,388,967
Beverages–0.29%
†Boston Beer Co., Inc. Class A	1,091	423,821
Brown-Forman Corp. Class B	23,700	1,588,374
Constellation Brands, Inc. Class A	2,600	598,832
		2,611,027
Biotechnology–1.50%
†ACADIA Pharmaceuticals, Inc.	16,900	409,318
†Alnylam Pharmaceuticals, Inc.	15,933	2,601,699
†Argenx SE ADR	3,267	1,030,118
†Ascendis Pharma AS ADR	21,224	2,490,849
†BioMarin Pharmaceutical, Inc.	5,700	439,470
†BioNTech SE ADR	3,500	596,960
†Blueprint Medicines Corp.	7,700	491,876
†Exact Sciences Corp.	17,000	1,188,640
†Genmab AS Sponsored ADR	16,996	614,915
†Horizon Therapeutics PLC	5,800	610,218
†Incyte Corp.	7,800	619,476
†Neurocrine Biosciences, Inc.	5,527	518,156
†Seagen, Inc.	6,796	978,964
†Ultragenyx Pharmaceutical, Inc.	5,630	408,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†United Therapeutics Corp.	2,800	$ 502,348
		13,501,858
Building Products–1.15%
A O Smith Corp.	7,300	466,397
Allegion PLC	4,500	494,010
†AZEK Co., Inc.	85,650	2,127,546
†Builders FirstSource, Inc.	60,308	3,892,278
Fortune Brands Home & Security, Inc.	17,878	1,327,978
Trane Technologies PLC	13,300	2,030,910
		10,339,119
Capital Markets–3.88%
Cboe Global Markets, Inc.	5,200	594,984
FactSet Research Systems, Inc.	2,057	893,047
MarketAxess Holdings, Inc.	5,950	2,024,190
Morningstar, Inc.	9,070	2,477,652
MSCI, Inc.	29,724	14,947,605
Nasdaq, Inc.	42,992	7,661,175
S&P Global, Inc.	2,924	1,199,366
Tradeweb Markets, Inc. Class A	58,121	5,107,092
		34,905,111
Chemicals–0.92%
Albemarle Corp.	3,000	663,450
CF Industries Holdings, Inc.	10,600	1,092,436
Corteva, Inc.	22,591	1,298,531
PPG Industries, Inc.	14,430	1,891,340
RPM International, Inc.	14,400	1,172,736
Scotts Miracle-Gro Co.	17,660	2,171,473
		8,289,966
Commercial Services & Supplies–2.80%
Cintas Corp.	9,200	3,913,588
†Copart, Inc.	69,451	8,714,017
†IAA, Inc.	24,658	943,169
Republic Services, Inc.	15,900	2,106,750
Ritchie Bros Auctioneers, Inc.	7,300	430,919
Rollins, Inc.	11,848	415,272
Waste Connections, Inc.	62,002	8,661,679
		25,185,394
Communications Equipment–0.23%
Motorola Solutions, Inc.	8,500	2,058,700
		2,058,700
Construction & Engineering–0.15%
Valmont Industries, Inc.	5,800	1,383,880
		1,383,880
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–1.02%
Vulcan Materials Co.	49,781	$ 9,144,770
		9,144,770
Consumer Finance–0.34%
Discover Financial Services	27,308	3,009,069
		3,009,069
Containers & Packaging–0.84%
†Ardagh Metal Packaging SA	51,727	420,541
Avery Dennison Corp.	6,200	1,078,614
Ball Corp.	57,782	5,200,380
Sealed Air Corp.	12,900	863,784
		7,563,319
Distributors–1.35%
LKQ Corp.	68,989	3,132,790
Pool Corp.	21,275	8,996,134
		12,128,924
Diversified Consumer Services–1.06%
†Bright Horizons Family Solutions, Inc.	67,279	8,927,250
Service Corp. International	8,400	552,888
		9,480,138
Diversified Financial Services–0.37%
†Altimeter Growth Corp. 2	62,806	616,755
†Apollo Global Management, Inc.	37,100	2,299,829
†✱Catalyst Partners Acquisition Corp.	43,622	440,582
		3,357,166
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	5,095	81,870
		81,870
Electrical Equipment–1.80%
AMETEK, Inc.	73,178	9,745,846
†Generac Holdings, Inc.	9,600	2,853,696
Hubbell, Inc.	5,400	992,358
Rockwell Automation, Inc.	9,300	2,604,279
		16,196,179
Electronic Equipment, Instruments & Components–1.84%
Amphenol Corp. Class A	59,000	4,445,650
CDW Corp.	18,800	3,363,132
Cognex Corp.	9,500	732,925
†Keysight Technologies, Inc.	8,119	1,282,559
Littelfuse, Inc.	13,835	3,450,587
†Zebra Technologies Corp. Class A	7,900	3,268,230
		16,543,083
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.18%
Halliburton Co.	41,900	$ 1,586,753
		1,586,753
Entertainment–1.61%
Electronic Arts, Inc.	17,416	2,203,298
†ROBLOX Corp. Class A	14,879	688,005
†Roku, Inc.	12,300	1,540,821
†Spotify Technology SA	15,700	2,371,014
†Take-Two Interactive Software, Inc.	36,100	5,550,014
Warner Music Group Corp. Class A	55,954	2,117,859
		14,471,011
Equity Real Estate Investment Trusts–2.57%
Alexandria Real Estate Equities, Inc.	7,600	1,529,500
CubeSmart	64,600	3,361,138
Equity LifeStyle Properties, Inc.	28,000	2,141,440
Extra Space Storage, Inc.	37,376	7,684,505
Rexford Industrial Realty, Inc.	7,800	581,802
SBA Communications Corp.	22,539	7,755,670
		23,054,055
Food & Staples Retailing–0.31%
†BJ's Wholesale Club Holdings, Inc.	35,900	2,427,199
Casey's General Stores, Inc.	2,020	400,303
		2,827,502
Food Products–0.53%
†Darling Ingredients, Inc.	23,600	1,896,968
Hershey Co.	8,500	1,841,355
McCormick & Co., Inc.	5,500	548,900
Tyson Foods, Inc. Class A	5,522	494,937
		4,782,160
Health Care Equipment & Supplies–5.29%
†ABIOMED, Inc.	5,400	1,788,696
†Align Technology, Inc.	8,398	3,661,528
Cooper Cos., Inc.	1,361	568,340
†Dexcom, Inc.	12,400	6,343,840
†Envista Holdings Corp.	132,529	6,455,488
†Hologic, Inc.	7,196	552,797
†ICU Medical, Inc.	1,255	279,413
†IDEXX Laboratories, Inc.	11,626	6,360,119
†Insulet Corp.	12,600	3,356,514
†Novocure Ltd.	7,800	646,230
†Penumbra, Inc.	5,600	1,243,928
†Quidel Corp.	4,000	449,840
ResMed, Inc.	15,000	3,637,650
†Shockwave Medical, Inc.	2,500	518,400

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Steris PLC	46,577	$ 11,260,921
Teleflex, Inc.	1,196	424,377
		47,548,081
Health Care Providers & Services–1.28%
†Acadia Healthcare Co., Inc.	7,583	496,914
†Amedisys, Inc.	3,800	654,702
†Centene Corp.	6,532	549,929
†DaVita, Inc.	4,900	554,239
†Guardant Health, Inc.	31,029	2,055,361
McKesson Corp.	20,345	6,228,215
†Molina Healthcare, Inc.	2,950	984,090
		11,523,450
Health Care Technology–0.46%
†Teladoc Health, Inc.	4,703	339,228
†Veeva Systems, Inc. Class A	17,979	3,819,818
		4,159,046
Hotels, Restaurants & Leisure–4.66%
†Caesars Entertainment, Inc.	55,321	4,279,633
†Chipotle Mexican Grill, Inc.	7,006	11,083,702
Domino's Pizza, Inc.	14,166	5,765,704
†DraftKings, Inc. Class A	30,800	599,676
†Dutch Bros, Inc. Class A	5,514	304,759
†Hilton Worldwide Holdings, Inc.	33,200	5,037,768
†Hyatt Hotels Corp. Class A	32,593	3,111,002
MGM Resorts International	94,644	3,969,369
Papa John's International, Inc.	7,498	789,389
Red Rock Resorts, Inc. Class A	78,911	3,831,918
Restaurant Brands International, Inc.	17,823	1,040,685
†Wynn Resorts Ltd.	10,900	869,166
Yum! Brands, Inc.	9,700	1,149,741
		41,832,512
Household Durables–0.30%
†NVR, Inc.	612	2,733,969
		2,733,969
Household Products–0.31%
Church & Dwight Co., Inc.	24,074	2,392,474
Clorox Co.	2,700	375,381
		2,767,855
Insurance–1.91%
Arthur J Gallagher & Co.	76,803	13,409,804
Assurant, Inc.	3,300	600,039
Hartford Financial Services Group, Inc.	43,749	3,141,615
		17,151,458
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–1.88%
†Bumble, Inc. Class A	42,174	$ 1,222,203
†IAC/InterActiveCorp	27,865	2,794,302
†Match Group, Inc.	103,433	11,247,304
†Pinterest, Inc. Class A	46,500	1,144,365
†ZoomInfo Technologies, Inc.	8,608	514,242
		16,922,416
Internet & Direct Marketing Retail–0.33%
†Chewy, Inc. Class A	13,296	542,211
†Etsy, Inc.	15,300	1,901,484
†Wayfair, Inc. Class A	4,500	498,510
		2,942,205
IT Services–3.90%
†Affirm Holdings, Inc.	7,027	325,210
Broadridge Financial Solutions, Inc.	13,700	2,133,227
†Endava PLC	20,077	2,670,843
†EPAM Systems, Inc.	8,500	2,521,185
†Euronet Worldwide, Inc.	5,000	650,750
†FleetCor Technologies, Inc.	5,980	1,489,379
†Gartner, Inc.	25,323	7,532,580
Genpact Ltd.	13,400	583,034
†Globant SA	4,400	1,153,108
†GoDaddy, Inc. Class A	6,800	569,160
†MongoDB, Inc.	9,400	4,169,746
†Okta, Inc.	27,468	4,146,569
Paychex, Inc.	26,200	3,575,514
†Thoughtworks Holding, Inc.	101,883	2,120,185
†Twilio, Inc. Class A	1,400	230,734
†VeriSign, Inc.	2,100	467,166
†WEX, Inc.	4,100	731,645
		35,070,035
Leisure Products–0.11%
†Mattel, Inc.	46,300	1,028,323
		1,028,323
Life Sciences Tools & Services–8.00%
†Adaptive Biotechnologies Corp.	53,972	749,131
Agilent Technologies, Inc.	53,348	7,059,541
†Avantor, Inc.	68,643	2,321,506
†Bio-Rad Laboratories, Inc. Class A	2,600	1,464,398
Bio-Techne Corp.	17,383	7,527,534
Bruker Corp.	40,270	2,589,361
†Charles River Laboratories International, Inc.	25,845	7,339,205
†ICON PLC	30,492	7,416,264
†IQVIA Holdings, Inc.	5,800	1,341,018
†Maravai LifeSciences Holdings, Inc. Class A	77,631	2,738,045

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Mettler-Toledo International, Inc.	3,893	$ 5,345,829
†Pacific Biosciences of California, Inc.	15,000	136,500
PerkinElmer, Inc.	76,906	13,417,021
†Repligen Corp.	12,869	2,420,530
West Pharmaceutical Services, Inc.	24,463	10,047,199
		71,913,082
Machinery–1.11%
Fortive Corp.	7,695	468,856
Graco, Inc.	5,600	390,432
IDEX Corp.	29,349	5,627,084
†Middleby Corp.	6,179	1,012,985
Otis Worldwide Corp.	9,500	731,025
PACCAR, Inc.	7,200	634,104
Toro Co.	6,600	564,234
Woodward, Inc.	4,400	549,604
		9,978,324
Media–0.57%
Cable One, Inc.	3,511	5,140,947
		5,140,947
Metals & Mining–0.14%
Steel Dynamics, Inc.	15,100	1,259,793
		1,259,793
Multiline Retail–0.12%
†Dollar Tree, Inc.	2,900	464,435
†Ollie's Bargain Outlet Holdings, Inc.	13,400	575,664
		1,040,099
Oil, Gas & Consumable Fuels–1.23%
Devon Energy Corp.	87,900	5,197,527
Pioneer Natural Resources Co.	19,600	4,900,588
=†πVenture Global LNG Inc. Series B	12	71,402
=†πVenture Global LNG Inc. Series C	149	886,575
		11,056,092
Pharmaceuticals–0.29%
†Catalent, Inc.	13,513	1,498,592
†Elanco Animal Health, Inc.	22,134	577,476
Royalty Pharma PLC Class A	12,755	496,935
		2,573,003
Professional Services–5.78%
Booz Allen Hamilton Holding Corp.	8,081	709,835
†Clarivate PLC	255,440	4,281,174
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†CoStar Group, Inc.	105,981	$ 7,059,395
†Dun & Bradstreet Holdings, Inc.	205,860	3,606,667
Equifax, Inc.	32,909	7,802,724
Leidos Holdings, Inc.	5,600	604,912
TransUnion	85,330	8,818,002
†Upwork, Inc.	13,800	320,712
Verisk Analytics, Inc.	58,530	12,562,294
Wolters Kluwer NV	57,719	6,153,211
		51,918,926
Real Estate Management & Development–0.02%
eXp World Holdings, Inc.	9,800	207,466
		207,466
Road & Rail–0.90%
Canadian Pacific Railway Ltd.	21,895	1,807,213
JB Hunt Transport Services, Inc.	9,177	1,842,650
Landstar System, Inc.	3,400	512,822
Old Dominion Freight Line, Inc.	13,000	3,882,840
		8,045,525
Semiconductors & Semiconductor Equipment–5.62%
ASM International NV	9,978	3,633,305
†Enphase Energy, Inc.	14,000	2,824,920
Entegris, Inc.	91,549	12,016,722
KLA Corp.	2,709	991,657
†Lattice Semiconductor Corp.	13,700	835,015
Marvell Technology, Inc.	14,195	1,017,924
Microchip Technology, Inc.	68,388	5,138,674
MKS Instruments, Inc.	4,000	600,000
Monolithic Power Systems, Inc.	33,190	16,119,719
†ON Semiconductor Corp.	29,700	1,859,517
†Silicon Laboratories, Inc.	10,371	1,557,724
Skyworks Solutions, Inc.	10,500	1,399,440
†Synaptics, Inc.	1,800	359,100
Teradyne, Inc.	18,300	2,163,609
		50,517,326
Software–16.09%
†ANSYS, Inc.	5,100	1,620,015
†AppLovin Corp. Class A	18,000	991,260
†Aspen Technology, Inc.	10,161	1,680,324
†Autodesk, Inc.	19,425	4,163,749
†Avalara, Inc.	10,450	1,039,879
Bentley Systems, Inc. Class B	9,844	434,908
†Bill.com Holdings, Inc.	12,120	2,748,695
†Black Knight, Inc.	92,011	5,335,718
†Cadence Design Systems, Inc.	108,133	17,783,553

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
=†πCanva, Inc.	218	$ 297,570
†CCC Intelligent Solutions Holdings, Inc.	110,372	1,218,507
†Ceridian HCM Holding, Inc.	12,941	884,647
†Confluent, Inc. Class A	12,712	521,192
Constellation Software, Inc.	3,252	5,558,952
†Coupa Software, Inc.	15,166	1,541,320
†Crowdstrike Holdings, Inc. Class A	24,871	5,647,707
=†πDatabricks, Inc.	3,406	564,987
†Datadog, Inc. Class A	35,844	5,429,291
†DocuSign, Inc.	17,088	1,830,466
†DoubleVerify Holdings, Inc.	16,448	413,996
†Dynatrace, Inc.	11,812	556,345
†Fair Isaac Corp.	4,100	1,912,486
†Five9, Inc.	9,302	1,026,941
†Fortinet, Inc.	19,085	6,522,108
†Gitlab, Inc. Class A	14,283	777,709
†HashiCorp, Inc. Class A	768	41,472
†HubSpot, Inc.	8,460	4,017,992
†Informatica, Inc. Class A	24,500	483,630
†Manhattan Associates, Inc.	10,000	1,387,100
†nCino, Inc.	23,561	965,530
†Nice Ltd. Sponsored ADR	28,406	6,220,914
†Palo Alto Networks, Inc.	11,300	7,034,363
†Paycom Software, Inc.	8,400	2,909,592
†Paycor HCM, Inc.	15,900	462,849
†Paylocity Holding Corp.	32,366	6,659,952
†Procore Technologies, Inc.	5,159	299,016
†PTC, Inc.	13,497	1,453,897
†Qualtrics International, Inc. Class A	44,145	1,260,340
†RingCentral, Inc. Class A	9,400	1,101,774
†SentinelOne, Inc. Class A	16,247	629,409
†ServiceNow, Inc.	8,391	4,672,864
†Smartsheet, Inc. Class A	7,700	421,806
=†πSNYK Ltd.	23,071	330,942
SS&C Technologies Holdings, Inc.	46,731	3,505,760
†Synopsys, Inc.	32,852	10,948,586
=†πTanium, Inc. Class B	9,649	88,964
†Topicus.com, Inc.	6,157	459,257
†Trade Desk, Inc. Class A	75,880	5,254,690
†Tyler Technologies, Inc.	18,780	8,355,034
†UiPath, Inc. Class A	14,835	320,288
†Unity Software, Inc.	4,490	445,453
†Workiva, Inc.	5,200	613,600
†Zscaler, Inc.	15,500	3,739,840
		144,587,239
Specialty Retail–5.10%
†AutoZone, Inc.	1,415	2,893,081
†Burlington Stores, Inc.	32,359	5,894,839
†CarMax, Inc.	9,132	881,055
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Carvana Co.	10,000	$ 1,192,900
†Five Below, Inc.	24,894	3,942,463
†Floor & Decor Holdings, Inc. Class A	10,734	869,454
†O'Reilly Automotive, Inc.	13,436	9,203,122
†RH	1,800	586,962
Ross Stores, Inc.	9,100	823,186
Tractor Supply Co.	39,148	9,135,969
†Ulta Beauty, Inc.	23,214	9,244,279
Williams-Sonoma, Inc.	7,712	1,118,240
		45,785,550
Textiles, Apparel & Luxury Goods–1.13%
†Lululemon Athletica, Inc.	27,818	10,159,968
		10,159,968
Trading Companies & Distributors–0.76%
Fastenal Co.	12,600	748,440
†Ferguson PLC	3,200	429,184
†SiteOne Landscape Supply, Inc.	14,222	2,299,555
†United Rentals, Inc.	7,000	2,486,470
Watsco, Inc.	2,800	852,992
		6,816,641
Total Common Stock (Cost $555,834,817)		841,481,860
CONVERTIBLE PREFERRED STOCKS–0.43%
=†πCanva, Inc. Series A	13	17,745
=†πCaris Life Sciences, Inc. Series D	39,051	316,313
=†πDatabricks, Inc. Series F	7,776	1,289,883
=†πDatabricks, Inc. Series G	825	136,851
=†πDatabricks, Inc. Series H	1,967	326,286
=†πDatarobot, Inc. Series G	15,766	329,825
=†πRappi, Inc. Series E	9,859	559,301
=†πSNYK Ltd. Series F	38,452	551,575
=†πSocure, Inc. Series A	6,193	99,513
=†πSocure, Inc. Series A-1	5,083	81,676
=†πSocure, Inc. Series B	92	1,478
=†πSocure, Inc. Series E	11,781	189,304
Total Convertible Preferred Stocks (Cost $3,196,347)		3,899,750

MONEY MARKET FUND–3.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	27,917,802	27,917,802
Total Money Market Fund (Cost $27,917,802)		27,917,802

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–97.18% (Cost $586,948,966)	$873,299,412
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.82%	25,365,418
NET ASSETS APPLICABLE TO 45,908,381 SHARES OUTSTANDING–100.00%	$898,664,830

† Non-income producing.
✱ Units consist of 1 share of common stock and 1/5 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $6,222,060, which represented 0.69% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$297,570
Canva, Inc. Series A	11/4/2021	22,162	17,745
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	316,313
Databricks, Inc.	7/24/2020	163,573	564,987
Databricks, Inc. Series F	10/22/2019	333,967	1,289,883
Databricks, Inc. Series G	2/1/2021	146,328	136,851
Databricks, Inc. Series H	8/31/2021	433,630	326,286
Datarobot, Inc. Series G	6/11/2021	431,364	329,825
Rappi, Inc. Series E	9/8/2020	589,036	559,301
SNYK Ltd.	9/3/2021	330,942	330,942
SNYK Ltd. Series F	9/3/2021	551,575	551,575
Socure, Inc.	12/22/2021	81,870	81,870
Socure, Inc. Series A	12/22/2021	99,513	99,513
Socure, Inc. Series A-1	12/22/2021	81,677	81,676
Socure, Inc. Series B	12/22/2021	1,478	1,478
Socure, Inc. Series E	10/27/2021	189,304	189,304
Tanium, Inc. Class B	9/24/2020	109,952	88,964
Venture Global LNG Inc. Series B	3/8/2018	36,240	71,402
Venture Global LNG Inc. Series C	10/16/2017	554,369	886,575
Total		$4,844,883	$6,222,060
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(60)	British Pound	$(4,924,125)	$(4,928,761)	6/13/22	$4,636	$—
(58)	Euro	(8,046,775)	(7,998,872)	6/13/22	—	(47,903)
(56)	Japanese Yen	(5,766,250)	(6,034,418)	6/13/22	268,168	—
					272,804	(47,903)
Equity Contracts:
(93)	E-mini MSCI Emerging Markets Index	(5,233,575)	(5,100,342)	6/17/22	—	(133,233)
(728)	E-mini S&P 500 Index	(164,919,300)	(154,212,332)	6/17/22	—	(10,706,968)
(585)	E-mini S&P MidCap 400 Index	(157,318,200)	(151,265,549)	6/17/22	—	(6,052,651)
(186)	Euro STOXX 50 Index	(7,866,298)	(7,512,832)	6/17/22	—	(353,466)
(49)	FTSE 100 Index	(4,818,651)	(4,585,464)	6/17/22	—	(233,187)
(25)	Nikkei 225 Index (OSE)	(5,715,047)	(5,129,202)	6/9/22	—	(585,845)
					—	(18,065,350)
Total Futures Contracts					$272,804	$(18,113,253)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Special Purpose Acquisition Companies – Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The LVIP Blended Mid Cap Managed Volatility Fund had contingent commitments outstanding of approximately $0 to purchase PIPE shares as of March 31, 2022.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,369,112	$—	$—	$8,369,112
Air Freight & Logistics	598,328	—	—	598,328
Airlines	2,381,473	—	—	2,381,473
Auto Components	563,595	—	—	563,595
Banks	2,388,967	—	—	2,388,967
Beverages	2,611,027	—	—	2,611,027
Biotechnology	13,501,858	—	—	13,501,858
Building Products	10,339,119	—	—	10,339,119
Capital Markets	34,905,111	—	—	34,905,111
Chemicals	8,289,966	—	—	8,289,966
Commercial Services & Supplies	25,185,394	—	—	25,185,394
Communications Equipment	2,058,700	—	—	2,058,700
Construction & Engineering	1,383,880	—	—	1,383,880
Construction Materials	9,144,770	—	—	9,144,770
Consumer Finance	3,009,069	—	—	3,009,069
Containers & Packaging	7,563,319	—	—	7,563,319
Distributors	12,128,924	—	—	12,128,924
Diversified Consumer Services	9,480,138	—	—	9,480,138
Diversified Financial Services	3,357,166	—	—	3,357,166
Diversified Telecommunication Services	—	—	81,870	81,870
Electrical Equipment	16,196,179	—	—	16,196,179
Electronic Equipment, Instruments & Components	16,543,083	—	—	16,543,083
Energy Equipment & Services	1,586,753	—	—	1,586,753
Entertainment	14,471,011	—	—	14,471,011
Equity Real Estate Investment Trusts	23,054,055	—	—	23,054,055
Food & Staples Retailing	2,827,502	—	—	2,827,502
Food Products	4,782,160	—	—	4,782,160
Health Care Equipment & Supplies	47,548,081	—	—	47,548,081
Health Care Providers & Services	11,523,450	—	—	11,523,450
Health Care Technology	4,159,046	—	—	4,159,046
Hotels, Restaurants & Leisure	41,832,512	—	—	41,832,512
Household Durables	2,733,969	—	—	2,733,969
Household Products	2,767,855	—	—	2,767,855
Insurance	17,151,458	—	—	17,151,458
Interactive Media & Services	16,922,416	—	—	16,922,416
Internet & Direct Marketing Retail	2,942,205	—	—	2,942,205
IT Services	35,070,035	—	—	35,070,035
Leisure Products	1,028,323	—	—	1,028,323
Life Sciences Tools & Services	71,913,082	—	—	71,913,082
Machinery	9,978,324	—	—	9,978,324
Media	5,140,947	—	—	5,140,947
Metals & Mining	1,259,793	—	—	1,259,793
Multiline Retail	1,040,099	—	—	1,040,099
Oil, Gas & Consumable Fuels	10,098,115	—	957,977	11,056,092
Pharmaceuticals	2,573,003	—	—	2,573,003
Professional Services	45,765,715	6,153,211	—	51,918,926
Real Estate Management & Development	207,466	—	—	207,466
Road & Rail	8,045,525	—	—	8,045,525
Semiconductors & Semiconductor Equipment	46,884,021	3,633,305	—	50,517,326
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Software	$143,304,776	$—	$1,282,463	$144,587,239
Specialty Retail	45,785,550	—	—	45,785,550
Textiles, Apparel & Luxury Goods	10,159,968	—	—	10,159,968
Trading Companies & Distributors	6,816,641	—	—	6,816,641
Convertible Preferred Stocks	—	—	3,899,750	3,899,750
Money Market Fund	27,917,802	—	—	27,917,802
Total Investments	$857,290,836	$9,786,516	$6,222,060	$873,299,412
Derivatives:

Assets:
Futures Contracts	$272,804	$—	$—	$272,804
Liabilities:
Futures Contracts	$(18,113,253)	$—	$—	$(18,113,253)
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund–10